Schedule changes in contract assets (Details) - INR (₨) ₨ in Thousands		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Rendering Of Services
Balance at the beginning of the year			₨ 190,598
Revenue recognized during the year	[1]
Billed during the year			(190,598)
Balance at the end of the year

[1]	Refer to Note 8.1 above for details about contract assets for the year ended March 31, 2024.